Leases - Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	£ 978	£ 978
Not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	591	351
Later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	£ 387	£ 627